Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — 99.2%
Basic Materials — 0.9%
Chemicals — 0.7%
Air Products & Chemicals, Inc.	17	3,854
Albemarle Corp.	8	2,188
Celanese Corp., Class A	9	814
CF Industries Holdings, Inc.	13	1,253
Dow, Inc.	54	2,387
DuPont de Nemours, Inc.	39	1,960
Eastman Chemical Co.	10	742
Ecolab, Inc.	20	2,887
FMC Corp.	9	941
International Flavors & Fragrances, Inc.	18	1,624
Linde plc, (United Kingdom)	37	9,963
LyondellBasell Industries NV, Class A	22	1,649
Mosaic Co. (The)	26	1,278
PPG Industries, Inc.	18	1,974
RPM International, Inc.	7	613
Sherwin-Williams Co. (The)	17	3,576
Westlake Corp.	5	423

		38,126

Forest Products & Paper — 0.0% (g)
International Paper Co.	33	1,032

Iron/Steel — 0.1%
Cleveland-Cliffs, Inc. (a)	43	582
Nucor Corp.	20	2,106
Steel Dynamics, Inc.	16	1,113

		3,801

Mining — 0.1%
Alcoa Corp.	10	339
Freeport-McMoRan, Inc.	102	2,799
Newmont Corp.	56	2,357

		5,495

Total Basic Materials		48,454

Communications — 16.3%
Advertising — 0.1%
Interpublic Group of Cos., Inc. (The)	58	1,475
Omnicom Group, Inc.	30	1,879
Trade Desk, Inc. (The), Class A (a)	75	4,469

		7,823

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Internet — 13.3%
Airbnb, Inc., Class A (a)	27	2,803
Alphabet, Inc., Class A (a)	1,922	183,847
Alphabet, Inc., Class C (a)	1,803	173,316
Amazon.com, Inc. (a)	1,892	213,786
Booking Holdings, Inc. (a)	3	4,805
CDW Corp.	106	16,547
Chewy, Inc., Class A (a)	19	579
DoorDash, Inc., Class A (a)	40	1,973
eBay, Inc.	121	4,439
Etsy, Inc. (a)	25	2,492
Expedia Group, Inc. (a)	12	1,147
F5, Inc. (a)	11	1,554
GoDaddy, Inc., Class A (a)	17	1,231
IAC, Inc. (a)	26	1,416
Lyft, Inc., Class A (a)	18	236
Marqeta, Inc., Class A (a)	55	394
Match Group, Inc. (a)	91	4,330
MercadoLibre, Inc., (Uruguay) (a)	9	7,586
Meta Platforms, Inc., Class A (a)	734	99,539
Netflix, Inc. (a)	60	14,074
NortonLifeLock, Inc.	163	3,282
Okta, Inc., Class A (a)	16	915
Palo Alto Networks, Inc. (a)	78	12,760
Pinterest, Inc., Class A (a)	184	4,283
Roku, Inc., Class A (a)	18	1,037
Snap, Inc., Class A (a)	365	3,583
Twitter, Inc. (a)	213	9,358
Uber Technologies, Inc. (a)	110	2,915
VeriSign, Inc. (a)	9	1,642
Wayfair, Inc., Class A (a)	17	541
Zendesk, Inc. (a)	31	2,382
Zillow Group, Inc., Class C (a)	15	424

		779,216

Media — 1.1%
Cable One, Inc.	1	468
Charter Communications, Inc., Class A (a)	16	4,889
Comcast Corp., Class A	601	17,617
DISH Network Corp., Class A (a)	44	607
FactSet Research Systems, Inc.	7	2,762
Fox Corp., Class A	49	1,501
Fox Corp., Class B	28	786
Liberty Broadband Corp., Class C (a)	17	1,266
Liberty Global plc, (United Kingdom), Class A (a)	29	456
Liberty Global plc, (United Kingdom), Class C (a)	48	799
Liberty Media Corp.-Liberty Formula One, Class C (a)	26	1,508

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Media — continued
Liberty Media Corp.-Liberty SiriusXM, Class A	12	466
Liberty Media Corp.-Liberty SiriusXM, Class C (a)	24	900
News Corp., Class A	57	864
Paramount Global, Class B	92	1,744
Sirius XM Holdings, Inc.	91	520
Walt Disney Co. (The) (a)	244	23,029
Warner Bros Discovery, Inc. (a)	324	3,722

		63,904

Telecommunications — 1.8%
Arista Networks, Inc. (a)	37	4,229
AT&T, Inc.	965	14,807
Cisco Systems, Inc.	663	26,505
Corning, Inc.	635	18,421
Juniper Networks, Inc.	54	1,416
Lumen Technologies, Inc.	132	959
Motorola Solutions, Inc.	26	5,908
T-Mobile US, Inc. (a)	83	11,079
Verizon Communications, Inc.	564	21,405

		104,729

Total Communications		955,672

Consumer Cyclical — 4.3%
Airlines — 0.0% (g)
Delta Air Lines, Inc. (a)	17	477
Southwest Airlines Co. (a)	16	486

		963

Apparel — 0.1%
NIKE, Inc., Class B	93	7,761
VF Corp.	26	782

		8,543

Auto Manufacturers — 1.6%
Cummins, Inc.	11	2,187
Ford Motor Co.	453	5,072
General Motors Co.	160	5,120
Lucid Group, Inc. (a)	36	507
PACCAR, Inc.	26	2,198
Rivian Automotive, Inc., Class A (a)	30	975
Tesla, Inc. (a)	293	77,733

		93,792

Auto Parts & Equipment — 0.1%
Aptiv plc, (Ireland) (a)	21	1,630
BorgWarner, Inc.	22	698
Lear Corp.	6	744

		3,072

Distribution/Wholesale — 0.1%
Copart, Inc. (a)	15	1,559
Fastenal Co.	41	1,873
LKQ Corp.	16	759

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
Distribution/Wholesale — continued
Pool Corp.	2		721
WW Grainger, Inc.	3		1,611

			6,523

Entertainment — 0.1%
AMC Entertainment Holdings, Inc., Class A (a)	81		566
Caesars Entertainment, Inc. (a)	15		489
Live Nation Entertainment, Inc. (a)	21		1,594
Vail Resorts, Inc.	4		877

			3,526

Food Service — 0.0% (g)
Aramark	17		521

Home Builders — 0.1%
DR Horton, Inc.	24		1,592
Lennar Corp., Class A	16		1,227
NVR, Inc. (a)	—	(h)	686
PulteGroup, Inc.	17		630

			4,135

Home Furnishings — 0.0% (g)
Whirlpool Corp.	5		738

Housewares — 0.0% (g)
Newell Brands, Inc.	37		521

Leisure Time — 0.0% (g)
Carnival Corp. (a)	97		684
Royal Caribbean Cruises Ltd. (a)	23		855

			1,539

Lodging — 0.1%
Hilton Worldwide Holdings, Inc.	22		2,628
Las Vegas Sands Corp. (a)	27		1,018
Marriott International, Inc., Class A	21		2,902
MGM Resorts International	29		851
Wynn Resorts Ltd. (a)	6		350

			7,749

Retail — 2.1%
Advance Auto Parts, Inc.	4		584
AutoZone, Inc. (a)	1		2,962
Bath & Body Works, Inc.	21		700
Best Buy Co., Inc.	17		1,067
Burlington Stores, Inc. (a)	5		529
CarMax, Inc. (a)	13		846
Chipotle Mexican Grill, Inc., Class A (a)	2		2,969
Costco Wholesale Corp.	32		15,242
Darden Restaurants, Inc.	11		1,381
Dollar General Corp.	16		3,848
Dollar Tree, Inc. (a)	16		2,160

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Retail — continued
Domino’s Pizza, Inc.	2	634
Genuine Parts Co.	10	1,494
Home Depot, Inc. (The)	74	20,380
Lowe’s Cos., Inc.	45	8,482
Lululemon Athletica, Inc., (Canada) (a)	8	2,362
McDonald’s Corp.	53	12,216
O’Reilly Automotive, Inc. (a)	5	3,267
Ross Stores, Inc.	24	2,062
Starbucks Corp.	86	7,218
Target Corp.	35	5,136
TJX Cos., Inc. (The)	83	5,143
Tractor Supply Co.	8	1,470
Ulta Beauty, Inc. (a)	4	1,469
Walgreens Boots Alliance, Inc.	57	1,776
Walmart, Inc.	110	14,282
Yum! Brands, Inc.	20	2,143

		121,822

Toys/Games/Hobbies — 0.0% (g)
Hasbro, Inc.	11	712

Total Consumer Cyclical		254,156

Consumer Non-cyclical — 24.9%
Agriculture — 0.2%
Altria Group, Inc.	132	5,324
Archer-Daniels-Midland Co.	43	3,461
Bunge Ltd.	12	993
Philip Morris International, Inc.	112	9,322

		19,100

Beverages — 2.1%
Brown-Forman Corp., Class B	65	4,336
Coca-Cola Co. (The)	869	48,672
Constellation Brands, Inc., Class A	34	7,861
Keurig Dr Pepper, Inc.	164	5,876
Molson Coors Beverage Co., Class B	38	1,812
Monster Beverage Corp. (a)	84	7,264
PepsiCo., Inc.	292	47,689

		123,510

Biotechnology — 1.9%
Alnylam Pharmaceuticals, Inc. (a)	22	4,462
Amgen, Inc.	99	22,217
Biogen, Inc. (a)	27	7,300
BioMarin Pharmaceutical, Inc. (a)	34	2,860
Bio-Rad Laboratories, Inc., Class A (a)	6	2,598
Corteva, Inc.	55	3,167
Gilead Sciences, Inc.	231	14,227
Horizon Therapeutics Plc (a)	39	2,422
Illumina, Inc. (a)	43	8,120

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Biotechnology — continued
Incyte Corp. (a)	32	2,163
Moderna, Inc. (a)	62	7,387
Regeneron Pharmaceuticals, Inc. (a)	20	13,844
Royalty Pharma plc, Class A	25	989
Seagen, Inc. (a)	24	3,261
Vertex Pharmaceuticals, Inc. (a)	46	13,434

		108,451

Commercial Services — 2.0%
Affirm Holdings, Inc., Class A (a)	53	995
AMERCO	1	603
Automatic Data Processing, Inc.	109	24,736
Block, Inc., Class A (a)	138	7,562
Booz Allen Hamilton Holding Corp., Class A	8	708
Cass Information Systems, Inc.	2	71
Cintas Corp.	7	2,679
Clarivate plc, (United Kingdom) (a)	22	210
CoStar Group, Inc. (a)	25	1,775
Equifax, Inc.	10	1,733
Euronet Worldwide, Inc. (a)	8	585
EVERTEC, Inc., (Puerto Rico)	9	288
Evo Payments, Inc., Class A (a)	7	246
FleetCor Technologies, Inc. (a)	19	3,286
Gartner, Inc. (a)	8	2,291
Global Payments, Inc.	74	8,032
I3 Verticals, Inc., Class A (a)	4	73
MarketAxess Holdings, Inc.	8	1,770
MoneyGram International, Inc. (a)	14	143
Moody’s Corp.	31	7,647
Paya Holdings, Inc. (a)	13	80
Paymentus Holdings, Inc., Class A (a)	3	26
Payoneer Global, Inc. (a)	32	195
PayPal Holdings, Inc. (a)	290	24,928
Quanta Services, Inc.	9	1,172
Remitly Global, Inc. (a)	12	137
Repay Holdings Corp., Class A (a)	12	85
Robert Half International, Inc.	11	813
Rollins, Inc.	11	370
S&P Global, Inc.	61	18,488
Sabre Corp. (a)	47	240
Shift4 Payments, Inc., Class A (a)	8	343
TransUnion	15	865
United Rentals, Inc. (a)	5	1,444
Verisk Analytics, Inc., Class A	12	2,019
WEX, Inc. (a)	7	872

		117,510

Cosmetics/Personal Care — 0.5%
Colgate-Palmolive Co.	56	3,952

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Cosmetics/Personal Care — continued
Estee Lauder Cos., Inc. (The), Class A	18	3,807
Procter & Gamble Co. (The)	174	21,956

		29,715

Food — 0.5%
Campbell Soup Co.	17	820
Conagra Brands, Inc.	42	1,357
General Mills, Inc.	45	3,447
Hershey Co. (The)	10	2,118
Hormel Foods Corp.	23	1,061
J M Smucker Co. (The)	9	1,202
Kellogg Co.	22	1,503
Kraft Heinz Co. (The)	56	1,876
Kroger Co. (The)	52	2,293
McCormick & Co., Inc.	18	1,308
Mondelez International, Inc., Class A	104	5,682
Sysco Corp.	36	2,546
Tyson Foods, Inc., Class A	24	1,600

		26,813

Healthcare - Products — 3.0%
Abbott Laboratories	128	12,387
ABIOMED, Inc. (a)	3	688
Align Technology, Inc. (a)	6	1,212
Avantor, Inc. (a)	153	2,994
Baxter International, Inc.	36	1,953
Bio-Techne Corp.	10	2,883
Boston Scientific Corp. (a)	101	3,913
Cooper Cos., Inc. (The)	3	834
Danaher Corp.	182	47,127
DENTSPLY SIRONA, Inc.	20	567
Edwards Lifesciences Corp. (a)	44	3,630
Exact Sciences Corp. (a)	34	1,120
Henry Schein, Inc. (a)	9	580
Hologic, Inc. (a)	15	980
IDEXX Laboratories, Inc. (a)	5	1,788
Insulet Corp. (a)	4	1,011
Intuitive Surgical, Inc. (a)	26	4,844
Masimo Corp. (a)	3	421
Medtronic plc, (Ireland)	99	7,992
Novocure Ltd., (Jersey) (a)	6	431
PerkinElmer, Inc.	33	3,940
ResMed, Inc.	10	2,257
STERIS plc	7	1,177
Stryker Corp.	25	5,095
Teleflex, Inc.	4	820
Thermo Fisher Scientific, Inc.	103	52,379
Waters Corp. (a)	15	4,136
West Pharmaceutical Services, Inc.	19	4,792

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Healthcare - Products — continued
Zimmer Biomet Holdings, Inc.	17	1,820

		173,771

Healthcare - Services — 5.8%
Catalent, Inc. (a)	56	4,047
Centene Corp. (a)	260	20,217
Charles River Laboratories International, Inc. (a)	14	2,792
DaVita, Inc. (a)	3	238
Elevance Health, Inc.	109	49,413
HCA Healthcare, Inc.	16	2,949
Humana, Inc.	57	27,810
IQVIA Holdings, Inc. (a)	50	9,052
Laboratory Corp. of America Holdings	7	1,342
Molina Healthcare, Inc. (a)	26	8,549
Quest Diagnostics, Inc.	8	1,018
Teladoc Health, Inc. (a)	12	303
UnitedHealth Group, Inc.	425	214,562
Universal Health Services, Inc., Class B	7	596

		342,888

Household Products/Wares — 0.1%
Avery Dennison Corp.	7	1,059
Church & Dwight Co., Inc.	15	1,062
Clorox Co. (The)	10	1,261
Kimberly-Clark Corp.	25	2,826

		6,208

Pharmaceuticals — 8.8%
AbbVie, Inc.	321	43,097
AmerisourceBergen Corp., Class A	10	1,403
Becton Dickinson and Co.	21	4,638
Bristol-Myers Squibb Co.	673	47,873
Cardinal Health, Inc.	21	1,395
Cigna Corp.	22	6,221
CVS Health Corp.	97	9,261
Dexcom, Inc. (a)	27	2,142
Elanco Animal Health, Inc. (a)	30	374
Eli Lilly & Co.	251	81,098
Jazz Pharmaceuticals plc, (Ireland) (a)	4	492
Johnson & Johnson	835	136,467
McKesson Corp.	10	3,491
Merck & Co., Inc.	806	69,395
Neurocrine Biosciences, Inc. (a)	16	1,730
Organon & Co.	62	1,458
Pfizer, Inc.	1,785	78,116
Viatris, Inc.	393	3,350
Zoetis, Inc., Class A	148	21,934

		513,935

Total Consumer Non-cyclical		1,461,901

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Energy — 5.1%
Energy - Alternate Sources — 0.2%
Enphase Energy, Inc. (a)	25	6,958
Plug Power, Inc. (a)	36	756
SolarEdge Technologies, Inc., (Israel) (a)	10	2,231

		9,945

Oil & Gas — 4.1%
APA Corp.	67	2,299
Chevron Corp.	365	52,467
ConocoPhillips	256	26,149
Coterra Energy, Inc.	157	4,088
Devon Energy Corp.	122	7,326
Diamondback Energy, Inc.	33	3,950
EOG Resources, Inc.	115	12,902
EQT Corp.	60	2,446
Exxon Mobil Corp.	826	72,118
Hess Corp.	54	5,860
Marathon Oil Corp.	141	3,187
Marathon Petroleum Corp.	107	10,638
Occidental Petroleum Corp.	181	11,109
Phillips 66	95	7,630
Pioneer Natural Resources Co.	46	9,948
Texas Pacific Land Corp.	1	2,042
Valero Energy Corp.	79	8,473

		242,632

Oil & Gas Services — 0.3%
Baker Hughes Co., Class A	199	4,173
Halliburton Co.	175	4,315
Schlumberger NV	281	10,084

		18,572

Pipelines — 0.5%
Cheniere Energy, Inc.	44	7,374
Kinder Morgan, Inc.	397	6,603
ONEOK, Inc.	87	4,447
Targa Resources Corp.	42	2,546
Williams Cos., Inc. (The)	237	6,776

		27,746

Total Energy		298,895

Financial — 12.5%
Banks — 3.4%
Bank of America Corp.	1,234	37,268
Bank of New York Mellon Corp. (The)	160	6,163
Citigroup, Inc.	345	14,383
Citizens Financial Group, Inc.	112	3,837
Fifth Third Bancorp	145	4,639
First Citizens BancShares, Inc., Class A	3	2,668
First Republic Bank	37	4,796
Goldman Sachs Group, Inc. (The)	60	17,625

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Banks — continued
Huntington Bancshares, Inc.	319	4,208
KeyCorp.	216	3,462
M&T Bank Corp.	35	6,253
Morgan Stanley	230	18,167
Northern Trust Corp.	45	3,843
PNC Financial Services Group, Inc. (The)	75	11,180
Regions Financial Corp.	205	4,119
Signature Bank	17	2,529
State Street Corp.	75	4,572
SVB Financial Group (a)	12	4,162
Truist Financial Corp.	242	10,536
US Bancorp	261	10,522
Webster Financial Corp.	53	2,403
Wells Fargo & Co.	651	26,167

		203,502

Diversified Financial Services — 4.3%
Ally Financial, Inc.	78	2,168
American Express Co.	113	15,236
Ameriprise Financial, Inc.	21	5,368
Apollo Global Management, Inc.	72	3,361
BlackRock, Inc., Class A	2	1,040
Capital One Financial Corp.	76	7,007
Cboe Global Markets, Inc.	24	2,776
Charles Schwab Corp. (The)	254	18,260
CME Group, Inc., Class A	64	11,311
Coinbase Global, Inc., Class A (a)	25	1,596
Discover Financial Services	60	5,477
Flywire Corp. (a)	4	103
Franklin Resources, Inc.	82	1,762
Intercontinental Exchange, Inc.	104	9,411
International Money Express, Inc. (a)	5	113
Invesco Ltd.	111	1,518
LPL Financial Holdings, Inc.	14	3,135
Mastercard, Inc., Class A	227	64,671
Nasdaq, Inc.	76	4,293
Raymond James Financial, Inc.	42	4,193
SEI Investments Co.	31	1,524
Synchrony Financial	109	3,071
T Rowe Price Group, Inc.	48	5,023
Tradeweb Markets, Inc., Class A	24	1,365
Visa, Inc., Class A	430	76,463
Western Union Co. (The)	113	1,525

		251,770

Insurance — 3.4%
Aflac, Inc.	122	6,849
Alleghany Corp. (a)	3	2,195
Allstate Corp. (The)	52	6,503

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Insurance — continued
American Financial Group, Inc.	16	1,963
American International Group, Inc.	134	6,378
Aon plc, Class A	37	9,842
Arch Capital Group Ltd., (Bermuda) (a)	69	3,136
Arthur J Gallagher & Co.	35	6,036
Assurant, Inc.	11	1,620
Berkshire Hathaway, Inc., Class B (a)	217	57,847
Brown & Brown, Inc.	41	2,481
Chubb Ltd., (Switzerland)	70	12,779
Cincinnati Financial Corp.	31	2,783
Equitable Holdings, Inc.	87	2,303
Erie Indemnity Co., Class A	6	1,233
Everest Re Group Ltd., (Bermuda)	8	2,082
Fidelity National Financial, Inc.	56	2,022
Globe Life, Inc.	22	2,180
Hartford Financial Services Group, Inc. (The)	69	4,298
Lincoln National Corp.	45	1,983
Loews Corp.	43	2,139
Markel Corp. (a)	3	2,726
Marsh & McLennan Cos., Inc.	89	13,288
MetLife, Inc.	133	8,089
Principal Financial Group, Inc.	55	3,976
Progressive Corp. (The)	105	12,150
Prudential Financial, Inc.	62	5,288
Travelers Cos., Inc. (The)	45	6,826
Willis Towers Watson plc, (United Kingdom)	20	4,107
WR Berkley Corp.	40	2,575

		197,677

Private Equity — 0.3%
Blackstone, Inc.	126	10,551
Carlyle Group, Inc. (The)	44	1,148
KKR & Co., Inc.	98	4,208

		15,907

Real Estate — 0.0% (g)
CBRE Group, Inc., Class A (a)	26	1,747

REITS — 1.1%
Alexandria Real Estate Equities, Inc.	11	1,560
American Homes 4 Rent, Class A	17	566
American Tower Corp.	32	6,950
Annaly Capital Management, Inc.	76	1,305
AvalonBay Communities, Inc.	10	1,804
Boston Properties, Inc.	12	917
Camden Property Trust	7	854
Crown Castle, Inc.	31	4,484
Digital Realty Trust, Inc.	21	2,114
Duke Realty Corp.	27	1,310

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
REITS — continued
Equinix, Inc.	7	3,742
Equity LifeStyle Properties, Inc.	10	619
Equity Residential	25	1,693
Essex Property Trust, Inc.	4	939
Extra Space Storage, Inc.	9	1,487
Gaming and Leisure Properties, Inc.	18	799
Healthcare Realty Trust, Inc., Class A	24	501
Healthpeak Properties, Inc.	42	954
Host Hotels & Resorts, Inc.	52	829
Invitation Homes, Inc.	39	1,303
Iron Mountain, Inc.	17	765
Kimco Realty Corp.	38	703
Medical Properties Trust, Inc.	44	519
Mid-America Apartment Communities, Inc.	8	1,265
Prologis, Inc.	52	5,320
Public Storage	11	3,271
Realty Income Corp.	43	2,474
Regency Centers Corp.	10	537
SBA Communications Corp., Class A	7	2,116
Simon Property Group, Inc.	23	2,107
Sun Communities, Inc.	8	1,044
UDR, Inc.	18	752
Ventas, Inc.	28	1,112
VICI Properties, Inc.	68	2,031
Vornado Realty Trust	17	404
Welltower, Inc.	30	1,955
Weyerhaeuser Co.	57	1,640
WP Carey, Inc.	12	846

		63,591

Total Financial		734,194

Industrial — 8.4%
Aerospace/Defense — 0.9%
Boeing Co. (The) (a)	42	5,047
General Dynamics Corp.	18	3,828
HEICO Corp.	2	313
HEICO Corp., Class A	4	442
Howmet Aerospace, Inc.	27	825
L3Harris Technologies, Inc.	14	2,895
Lockheed Martin Corp.	18	6,866
Northrop Grumman Corp.	11	5,244
Raytheon Technologies Corp.	110	8,966
Teledyne Technologies, Inc. (a)	37	12,416
TransDigm Group, Inc.	4	1,923

		48,765

Building Materials — 0.2%
Carrier Global Corp.	64	2,273
Fortune Brands Home & Security, Inc.	12	646

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Building Materials — continued
Johnson Controls International plc	52	2,559
Lennox International, Inc.	3	666
Martin Marietta Materials, Inc.	5	1,631
Masco Corp.	13	590
Mohawk Industries, Inc. (a)	5	478
Owens Corning	9	745
Vulcan Materials Co.	11	1,743

		11,331

Electrical Components & Equipment — 0.1%
AMETEK, Inc.	18	2,015
Emerson Electric Co.	44	3,218
Generac Holdings, Inc. (a)	4	753

		5,986

Electronics — 2.1%
Agilent Technologies, Inc.	81	9,811
Allegion plc, (Ireland)	5	461
Amphenol Corp., Class A	468	31,314
Arrow Electronics, Inc. (a)	54	4,984
Fortive Corp.	29	1,664
Garmin Ltd., (Switzerland)	12	978
Honeywell International, Inc.	50	8,376
Keysight Technologies, Inc. (a)	143	22,474
Mettler-Toledo International, Inc. (a)	6	6,464
Sensata Technologies Holding plc	9	341
TE Connectivity Ltd.	254	28,049
Trimble, Inc. (a)	198	10,772

		125,688

Engineering & Construction — 0.0% (g)
Jacobs Solutions, Inc.	10	1,071

Environmental Control — 0.2%
Pentair plc, (United Kingdom)	16	637
Republic Services, Inc., Class A	17	2,273
Waste Connections, Inc.	19	2,593
Waste Management, Inc.	31	5,009

		10,512

Hand/Machine Tools — 0.0% (g)
Snap-on, Inc.	4	773
Stanley Black & Decker, Inc.	13	959

		1,732

Machinery - Construction & Mining — 0.1%
Caterpillar, Inc.	40	6,504

Machinery - Diversified — 0.4%
Cognex Corp.	143	5,912
Deere & Co.	21	7,115
Dover Corp.	12	1,413

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Machinery - Diversified — continued
IDEX Corp.	5	936
Ingersoll Rand, Inc.	27	1,187
Nordson Corp.	3	638
Otis Worldwide Corp.	30	1,922
Rockwell Automation, Inc.	8	1,822
Westinghouse Air Brake Technologies Corp.	12	980
Xylem, Inc.	14	1,232

		23,157

Miscellaneous Manufacturers — 0.4% 3M Co.	42	4,647
AO Smith Corp.	12	592
Carlisle Cos., Inc.	4	1,024
Eaton Corp. plc	30	4,060
General Electric Co.	82	5,101
Illinois Tool Works, Inc.	23	4,138
Parker-Hannifin Corp.	9	2,142
Textron, Inc.	16	936
Trane Technologies plc, (Ireland)	19	2,682

		25,322

Packaging & Containers — 0.1%
Amcor plc, (United Kingdom)	129	1,389
Ball Corp.	28	1,353
Crown Holdings, Inc.	10	834
Packaging Corp. of America	8	885
Sealed Air Corp.	11	473
Westrock Co.	22	683

		5,617

Shipbuilding — 0.0% (g)
Huntington Ingalls Industries, Inc.	2	455

Transportation — 3.9%
CH Robinson Worldwide, Inc.	145	13,924
CSX Corp.	164	4,368
Expeditors International of Washington, Inc.	190	16,744
FedEx Corp.	277	41,118
JB Hunt Transport Services, Inc.	7	1,048
Knight-Swift Transportation Holdings, Inc., Class A	15	720
Norfolk Southern Corp.	18	3,803
Old Dominion Freight Line, Inc.	7	1,717
Union Pacific Corp.	46	8,998
United Parcel Service, Inc., Class B	844	136,347

		228,787

Total Industrial		494,927

Technology — 25.6%
Computers — 7.3%
Accenture plc, (Ireland), Class A	69	17,840
Apple, Inc.	2,577	356,190

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Computers — continued
Cantaloupe, Inc. (a)	8	28
Cognizant Technology Solutions Corp., Class A	58	3,333
Conduent, Inc. (a)	26	88
Crowdstrike Holdings, Inc., Class A (a)	52	8,628
Dell Technologies, Inc., Class C	46	1,571
EPAM Systems, Inc. (a)	6	2,159
ExlService Holdings, Inc. (a)	5	749
Fortinet, Inc. (a)	179	8,795
Hewlett Packard Enterprise Co.	224	2,687
HP, Inc.	165	4,120
International Business Machines Corp.	99	11,782
Leidos Holdings, Inc.	10	862
Maximus, Inc.	9	543
NetApp, Inc.	32	1,994
Seagate Technology Holdings plc	30	1,597
TaskUS, Inc., Class A (a)	4	62
TTEC Holdings, Inc.	3	133
Western Digital Corp. (a)	51	1,661
Zscaler, Inc. (a)	22	3,620

		428,442

Office/Business Equipment — 0.2%
Zebra Technologies Corp., Class A (a)	42	11,012

Semiconductors — 4.6%
Advanced Micro Devices, Inc. (a)	301	19,058
Analog Devices, Inc.	97	13,450
Applied Materials, Inc.	165	13,535
Broadcom, Inc.	76	33,629
Entegris, Inc.	25	2,097
Intel Corp.	771	19,876
KLA Corp.	28	8,381
Lam Research Corp.	26	9,526
Marvell Technology, Inc.	155	6,666
Microchip Technology, Inc.	105	6,386
Micron Technology, Inc.	213	10,658
Monolithic Power Systems, Inc.	8	2,847
NVIDIA Corp.	468	56,789
NXP Semiconductors NV, (Netherlands)	49	7,190
ON Semiconductor Corp. (a)	81	5,020
Qorvo, Inc. (a)	22	1,738
QUALCOMM, Inc.	211	23,845
Skyworks Solutions, Inc.	31	2,664
Teradyne, Inc.	29	2,184
Texas Instruments, Inc.	174	26,880

		272,419

Software — 13.5%
Activision Blizzard, Inc.	106	7,889

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Software — continued
Adobe, Inc. (a)	125	34,410
Akamai Technologies, Inc. (a)	18	1,429
ANSYS, Inc. (a)	22	4,963
AppLovin Corp., Class A (a)	28	553
Autodesk, Inc. (a)	56	10,540
Avalara, Inc. (a)	23	2,121
AvidXchange Holdings, Inc. (a)	7	60
Bentley Systems, Inc., Class B	50	1,536
Bill.com Holdings, Inc. (a)	25	3,257
Black Knight, Inc. (a)	41	2,630
Broadridge Financial Solutions, Inc.	32	4,684
Cadence Design Systems, Inc. (a)	72	11,813
Ceridian HCM Holding, Inc. (a)	38	2,125
Citrix Systems, Inc. (bb) (cc)	32	3,274
Cloudflare, Inc., Class A (a)	27	1,495
Concentrix Corp.	7	760
Coupa Software, Inc. (a)	18	1,041
CSG Systems International, Inc.	5	257
Datadog, Inc., Class A (a)	62	5,505
DocuSign, Inc., Class A (a)	52	2,792
Dropbox, Inc., Class A (a)	70	1,440
Dynatrace, Inc. (a)	49	1,697
Electronic Arts, Inc.	37	4,328
Fair Isaac Corp. (a)	7	2,783
Fidelity National Information Services, Inc.	162	12,242
Fiserv, Inc. (a)	160	14,973
Guidewire Software, Inc. (a)	18	1,107
HubSpot, Inc. (a)	12	3,191
Intuit, Inc.	70	27,207
Jack Henry & Associates, Inc.	19	3,458
Microsoft Corp.	1,874	436,553
MongoDB, Inc., Class A (a)	7	1,319
MSCI, Inc., Class A	15	6,391
Oracle Corp.	423	25,847
Palantir Technologies, Inc., Class A (a)	438	3,563
Paychex, Inc.	83	9,359
Paycom Software, Inc. (a)	13	4,430
PTC, Inc. (a)	28	2,882
RingCentral, Inc., Class A (a)	21	819
ROBLOX Corp., Class A (a)	46	1,650
Roper Technologies, Inc.	28	9,930
Salesforce, Inc. (a)	263	37,800
ServiceNow, Inc. (a)	52	19,750
Snowflake, Inc., Class A (a)	25	4,252
Splunk, Inc. (a)	40	3,013
SS&C Technologies Holdings, Inc.	62	2,939
Synopsys, Inc. (a)	40	12,256

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Software — continued
Take-Two Interactive Software, Inc. (a)	21	2,267
Twilio, Inc., Class A (a)	22	1,512
Tyler Technologies, Inc. (a)	11	3,776
Unity Software, Inc. (a)	49	1,553
Veeva Systems, Inc., Class A (a)	9	1,502
Verra Mobility Corp., Class A (a)	22	334
VMware, Inc., Class A	55	5,901
Workday, Inc., Class A (a)	53	8,125
Zoom Video Communications, Inc., Class A (a)	59	4,371
ZoomInfo Technologies, Inc., Class A (a)	80	3,318

		790,972

Total Technology		1,502,845

Utilities — 1.2%
Electric — 1.2%
AES Corp. (The)	39	887
Alliant Energy Corp.	14	747
Ameren Corp.	17	1,347
American Electric Power Co., Inc.	35	3,068
CenterPoint Energy, Inc.	44	1,253
CMS Energy Corp.	18	1,075
Consolidated Edison, Inc.	25	2,147
Constellation Energy Corp.	26	2,167
Dominion Energy, Inc.	62	4,253
DTE Energy Co.	13	1,441
Duke Energy Corp.	59	5,524
Edison International	25	1,406
Entergy Corp.	15	1,529
Evergy, Inc.	16	963
Eversource Energy	23	1,782
Exelon Corp.	74	2,774
FirstEnergy Corp.	43	1,573
NextEra Energy, Inc.	141	11,093
NRG Energy, Inc.	18	708
PG&E Corp. (a)	111	1,387
PPL Corp.	59	1,505
Public Service Enterprise Group, Inc.	35	1,984
Sempra Energy	21	3,212
Southern Co. (The)	76	5,179
Vistra Corp.	22	465
WEC Energy Group, Inc.	22	1,993
Xcel Energy, Inc.	40	2,529

		63,991

Gas — 0.0% (g)
Atmos Energy Corp.	9	896
NiSource, Inc.	24	601
UGI Corp.	19	622

		2,119

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
Water — 0.0% (g)
American Water Works Co., Inc.	13		1,672
Essential Utilities, Inc.	18		728

			2,400

Total Utilities			68,510

Total Common Stocks (Cost $6,195,494)			5,819,554

Preferred Stock — 0.0% (g)
Consumer Cyclical — 0.0% (g)
Entertainment — 0.0% (g)
AMC Entertainment Holdings, Inc. (a) (Cost $949)	103		279

	PRINCIPAL AMOUNT ($)
Short-Term Investments — 0.8%
Time Deposits — 0.8%
Australia & New Zealand Banking Group Ltd., 2.43%, 10/03/2022	25,515		25,515
Barclays SA, 2.43%, 10/03/2022	4,846		4,846
Brown Brothers Harriman, 2.43%, 10/03/2022	—	(h)	—	(h)
Citibank NA, 2.43%, 10/03/2022	4,711		4,711
Royal Bank of Canada, 2.43%, 10/03/2022	766		766
Skandinaviska Enskilda Banken AB, 2.43%, 10/03/2022	8,178		8,178
Sumitomo Mitsui Banking Corp., 2.43%, 10/03/2022	2,055		2,055
Sumitomo Mitsui Trust Bank Ltd., 2.43%, 10/03/2022	846		846

Total Short-Term Investments (Cost $46,917)			46,917

Total Investments — 100.0% (Cost - $6,243,360) *			5,866,750
Other Assets in Excess of Liabilities — 0.0% (g)			1,749

NET ASSETS — 100.0%			$5,868,499

Percentages indicated are based on net assets

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of September 30, 2022:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Micro E-mini NASDAQ 100 Index	472	12/2022	USD	11,247	(830)
Micro E-mini Russel 2000 Index	140	12/2022	USD	1,285	(116)
Micro E-mini S&P 500 Index	547	12/2022	USD	10,797	(946)
NASDAQ 100 E-mini Index	2	12/2022	USD	501	(60)
S&P 500 E-mini Index	140	12/2022	USD	28,163	(2,952)
S&P MidCap 400 E-mini Index	2	12/2022	USD	469	(27)

Total unrealized appreciation (depreciation)					(4,931)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022

REIT	—	Real Estate Investment Trust
(a)	—	Non-income producing security.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500 shares or principal/ $500.
(bb)	—	Security has been valued using significant unobservable inputs.
(cc)	—	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
*	—	The cost of securities is substantially the same for federal income tax purposes.
USD	—	United States Dollar

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Summary of Investments by Industry, September 30, 2022

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Software	13.5%
Internet	13.3%
Pharmaceuticals	8.8%
Computers	7.3%
Healthcare - Services	5.8%
Semiconductors	4.6%
Diversified Financial Services	4.3%
Oil & Gas	4.1%
Transportation	3.9%
Banks	3.4%
Insurance	3.4%
Healthcare - Products	3.0%
Electronics	2.1%
Beverages	2.1%
Retail	2.1%
Commercial Services	2.0%
Biotechnology	1.9%
Telecommunications	1.8%
Auto Manufacturers	1.6%
Electric	1.2%
Media	1.1%
REITS	1.1%
Others (Each less than 1.0%)	6.8%
Short-Term Investments	0.8%

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — 97.6%
Australia — 1.4%
Ampol Ltd.	10	179
APA Group	46	286
Aristocrat Leisure Ltd.	24	513
ASX Ltd.	8	374
Aurizon Holdings Ltd.	72	159
Australia & New Zealand Banking Group Ltd.	119	1,738
BHP Group Ltd.	203	5,047
BlueScope Steel Ltd.	19	189
Brambles Ltd.	58	421
Cochlear Ltd.	3	335
Coles Group Ltd.	54	567
Commonwealth Bank of Australia	68	3,978
Computershare Ltd.	22	345
CSL Ltd.	19	3,526
Dexus	41	203
Domino’s Pizza Enterprises Ltd.	3	84
Endeavour Group Ltd.	53	239
Evolution Mining Ltd.	77	101
Fortescue Metals Group Ltd.	68	733
Goodman Group	68	683
GPT Group (The)	73	179
IDP Education Ltd.	8	140
Insurance Australia Group Ltd.	100	295
Lendlease Corp. Ltd.	27	156
Lottery Corp. Ltd. (The) (a)	88	236
Macquarie Group Ltd.	15	1,438
Medibank Pvt Ltd.	110	245
Mineral Resources Ltd.	7	286
Mirvac Group	154	192
National Australia Bank Ltd.	128	2,377
Newcrest Mining Ltd.	35	389
Northern Star Resources Ltd.	47	234
Orica Ltd.	18	153
Origin Energy Ltd.	70	231
Qantas Airways Ltd. (a)	37	118
QBE Insurance Group Ltd.	59	438
Ramsay Health Care Ltd.	7	268
REA Group Ltd.	2	162

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Common Stocks — continued
Australia — continued
Reece Ltd.	9	84
Rio Tinto Ltd.	15	905
Santos Ltd.	127	587
Scentre Group	202	330
SEEK Ltd.	13	161
Sonic Healthcare Ltd.	18	357
South32 Ltd.	186	442
Stockland	94	196
Suncorp Group Ltd.	52	338
Telstra Corp. Ltd.	163	401
Transurban Group	123	972
Treasury Wine Estates Ltd.	28	228
Vicinity Centres	151	168
Washington H Soul Pattinson & Co. Ltd.	8	144
Wesfarmers Ltd.	46	1,246
Westpac Banking Corp.	140	1,855
WiseTech Global Ltd.	6	195
Woodside Energy Group Ltd.	76	1,552
Woolworths Group Ltd.	49	1,059

		38,457

Austria — 0.3%
Erste Group Bank AG	98	2,153
OMV AG	59	2,153
Verbund AG	24	2,015
voestalpine AG	56	940

		7,261

Belgium — 0.5%
Ageas SA	46	1,677
Anheuser-Busch InBev SA	27	1,214
D’ieteren Group	1	109
Elia Group SA	11	1,307
Groupe Bruxelles Lambert NV	28	1,979
KBC Group NV	71	3,381
Proximus SADP	5	51
Sofina SA	4	763
Solvay SA	2	177
UCB SA	55	3,805
Umicore SA	6	185
Warehouses De Pauw CVA	4	109

		14,757

Canada — 1.2%
Agnico Eagle Mines Ltd.	9	378
Air Canada (a)	3	41
Algonquin Power & Utilities Corp.	13	145
Alimentation Couche-Tard, Inc.	16	654
AltaGas Ltd.	5	104
ARC Resources Ltd.	13	161

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)

Common Stocks — continued
Canada — continued
Bank of Montreal	13		1,155
Bank of Nova Scotia (The)	23		1,116
Barrick Gold Corp.	35		541
BCE, Inc.	1		60
BlackBerry Ltd. (a)	11		51
Brookfield Asset Management, Inc., Class A	28		1,131
BRP, Inc.	1		44
CAE, Inc. (a)	6		94
Cameco Corp.	8		207
Canadian Apartment Properties REIT	2		51
Canadian Imperial Bank of Commerce	18		774
Canadian National Railway Co.	12		1,245
Canadian Natural Resources Ltd.	23		1,054
Canadian Pacific Railway Ltd.	18		1,218
Canadian Tire Corp. Ltd., Class A	1		115
Canadian Utilities Ltd., Class A	2		65
CCL Industries, Inc., Class B	3		140
Cenovus Energy, Inc.	27		418
CGI, Inc. (a)	4		320
Constellation Software, Inc.	—	(h)	550
Dollarama, Inc.	5		312
Emera, Inc.	5		209
Empire Co. Ltd., Class A	3		79
Enbridge, Inc.	40		1,474
Fairfax Financial Holdings Ltd.	—	(h)	206
First Quantum Minerals Ltd.	12		196
FirstService Corp.	1		91
Fortis, Inc.	9		355
Franco-Nevada Corp.	4		448
George Weston Ltd.	1		150
GFL Environmental, Inc.	4		89
Gildan Activewear, Inc., Class A	4		102
Great-West Lifeco, Inc.	5		117
Hydro One Ltd. (e)	6		158
iA Financial Corp., Inc.	2		105
IGM Financial, Inc.	2		40
Imperial Oil Ltd.	5		199
Intact Financial Corp.	3		489
Ivanhoe Mines Ltd., Class A (a)	12		76
Keyera Corp.	4		88
Kinross Gold Corp.	25		94
Lightspeed Commerce, Inc. (a)	3		44
Loblaw Cos. Ltd.	3		257
Lundin Mining Corp.	13		66
Magna International, Inc.	5		259
Manulife Financial Corp.	38		593
Metro, Inc.	5		236

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Common Stocks — continued
Canada — continued
National Bank of Canada	7	414
Northland Power, Inc.	5	133
Nutrien Ltd.	11	902
Nuvei Corp. (a)	1	34
Onex Corp.	1	65
Open Text Corp.	5	140
Pan American Silver Corp.	4	66
Parkland Corp.	3	65
Pembina Pipeline Corp.	11	328
Power Corp. of Canada	11	243
Quebecor, Inc., Class B	3	58
Restaurant Brands International, Inc.	6	306
RioCan Real Estate Investment Trust	3	39
Ritchie Bros Auctioneers, Inc.	2	136
Rogers Communications, Inc., Class B	7	266
Royal Bank of Canada	28	2,498
Saputo, Inc.	5	115
Shaw Communications, Inc., Class B	9	228
Shopify, Inc., Class A (a)	22	603
Sun Life Financial, Inc.	11	457
Suncor Energy, Inc.	28	794
TC Energy Corp.	19	775
Teck Resources Ltd., Class B	9	283
TELUS Corp.	9	178
TFI International, Inc.	2	146
Thomson Reuters Corp.	3	343
TMX Group Ltd.	1	99
Toromont Industries Ltd.	2	111
Toronto-Dominion Bank (The)	36	2,182
Tourmaline Oil Corp.	6	324
West Fraser Timber Co. Ltd.	1	86
Wheaton Precious Metals Corp.	9	287
WSP Global, Inc.	2	266

		31,334

Chile — 0.1%
Antofagasta plc	189	2,321

Denmark — 3.8%
AP Moller - Maersk A/S, Class A	1	1,534
AP Moller - Maersk A/S, Class B	1	2,560
Carlsberg A/S, Class B	3	357
Chr Hansen Holding A/S	3	159
Coloplast A/S, Class B	4	376
Danske Bank A/S	197	2,446
Demant A/S (a)	3	68
DSV A/S	53	6,156
Genmab A/S (a)	2	646

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Common Stocks — continued
Denmark — continued
GN Store Nord AS	4	71
Novo Nordisk A/S, Class B	717	71,388
Novozymes A/S, Class B	6	320
Orsted AS (e)	63	4,993
Pandora A/S	77	3,601
ROCKWOOL A/S, Class B	3	401
Tryg A/S	103	2,122
Vestas Wind Systems A/S	283	5,212

		102,410

Finland — 0.9%
Elisa OYJ	4	193
Fortum OYJ	147	1,973
Kesko Oyj, Class B	8	158
Kone OYJ, Class B	95	3,678
Neste OYJ	13	563
Nokia OYJ	167	718
Nordea Bank Abp	973	8,329
Orion OYJ, Class B	46	1,946
Sampo OYJ, Class A	137	5,841
Stora Enso OYJ, Class R	17	216
UPM-Kymmene OYJ	16	523
Wartsila OYJ Abp	133	851

		24,989

France — 16.2%
Accor SA (a)	5	109
Aeroports de Paris (a)	8	963
Air Liquide SA	16	1,837
Airbus SE	166	14,295
Alstom SA	89	1,439
Amundi SA (e)	18	740
Arkema SA	2	128
AXA SA	533	11,648
BioMerieux	1	100
BNP Paribas SA	321	13,559
Bollore SE	27	124
Bouygues SA	64	1,681
Bureau Veritas SA	83	1,850
Capgemini SE	5	809
Carrefour SA	18	253
Cie de Saint-Gobain	140	4,990
Cie Generale des Etablissements Michelin SCA	21	467
Covivio	1	67
Credit Agricole SA	346	2,807
Danone SA	279	13,203
Dassault Aviation SA	7	809
Dassault Systemes SE	21	712
Edenred	8	357

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Common Stocks — continued
France — continued
Eiffage SA	23	1,869
Electricite de France SA	194	2,246
Engie SA	603	6,944
EssilorLuxottica SA	9	1,223
Eurazeo SE	12	646
Gecina SA	1	110
Getlink SE	123	1,912
Hermes International	27	31,631
Ipsen SA	16	1,504
Kering SA	65	29,028
Klepierre SA (a)	7	113
La Francaise des Jeux SAEM (e)	3	100
Legrand SA	75	4,849
L’Oreal SA	7	2,372
LVMH Moet Hennessy Louis Vuitton SE	236	139,013
Orange SA	61	551
Pernod Ricard SA	6	1,176
Publicis Groupe SA	7	327
Remy Cointreau SA	1	117
Renault SA (a)	153	4,131
Safran SA	96	8,722
Sanofi	493	37,535
Sartorius Stedim Biotech	1	271
Schneider Electric SE	152	17,191
SEB SA	1	50
Societe Generale SA	227	4,486
Sodexo SA	3	200
Teleperformance	16	4,179
Thales SA	30	3,302
TotalEnergies SE	1,000	46,910
Ubisoft Entertainment SA (a)	3	79
Unibail - Rodamco-Westfield (a)	4	149
Valeo	6	96
Veolia Environnement SA	221	4,223
Vinci SA	150	12,106
Vivendi SE	22	169
Wendel SE	8	552
Worldline SA (a) (e)	7	292

		443,321

Germany — 8.8%
adidas AG	147	16,885
Allianz SE (Registered)	117	18,361
BASF SE	28	1,079
Bayer AG (Registered)	425	19,596
Bayerische Motoren Werke AG	263	17,807
Bechtle AG	3	96
Beiersdorf AG	3	305

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Common Stocks — continued
Germany — continued
Brenntag SE	43	2,620
Carl Zeiss Meditec AG	1	123
Commerzbank AG (a)	305	2,169
Continental AG	3	148
Covestro AG (e)	6	171
Daimler Truck Holding AG (a)	127	2,875
Delivery Hero SE (a) (e)	5	177
Deutsche Bank AG (Registered)	590	4,365
Deutsche Boerse AG	54	8,887
Deutsche Lufthansa AG (Registered) (a)	169	969
Deutsche Post AG (Registered)	278	8,378
Deutsche Telekom AG (Registered)	100	1,696
E.ON SE	742	5,701
Evonik Industries AG	6	109
Fresenius Medical Care AG & Co. KGaA	6	181
Fresenius SE & Co. KGaA	13	273
GEA Group AG	42	1,356
Hannover Rueck SE	17	2,577
HeidelbergCement AG	4	172
HelloFresh SE (a)	5	106
Henkel AG & Co. KGaA	3	179
Infineon Technologies AG	1,080	23,640
KION Group AG	20	390
Knorr-Bremse AG	20	868
LEG Immobilien SE	2	136
Mercedes-Benz Group AG	637	32,211
Merck KGaA	56	9,052
MTU Aero Engines AG	15	2,246
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	40	9,621
Nemetschek SE	2	87
Puma SE	90	4,146
Rational AG	1	693
Rheinmetall AG	12	1,875
RWE AG	213	7,811
SAP SE	32	2,616
Scout24 SE (e)	2	121
Siemens AG (Registered)	215	20,976
Siemens Energy AG	122	1,346
Siemens Healthineers AG (e)	9	376
Symrise AG, Class A	4	400
Telefonica Deutschland Holding AG	30	61
Uniper SE	31	117
United Internet AG (Registered)	3	56
Volkswagen AG	23	3,822
Vonovia SE	22	473
Zalando SE (a) (e)	7	138

		240,639

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Hong Kong — 0.5%
AIA Group Ltd.	484	4,031
BOC Hong Kong Holdings Ltd.	153	509
Budweiser Brewing Co. APAC Ltd. (e)	72	188
Chow Tai Fook Jewellery Group Ltd.	85	161
CK Asset Holdings Ltd.	82	489
CK Hutchison Holdings Ltd.	110	606
CK Infrastructure Holdings Ltd.	27	135
CLP Holdings Ltd.	66	499
ESR Group Ltd. (e)	87	218
Futu Holdings Ltd., ADR (a)	3	94
Galaxy Entertainment Group Ltd.	89	523
Hang Lung Properties Ltd.	83	136
Hang Seng Bank Ltd.	32	483
Henderson Land Development Co. Ltd.	60	168
HK Electric Investments & HK Electric Investments Ltd.	114	80
HKT Trust & HKT Ltd.	153	179
Hong Kong & China Gas Co. Ltd.	459	404
Hong Kong Exchanges & Clearing Ltd.	48	1,654
Hongkong Land Holdings Ltd.	45	199
Jardine Matheson Holdings Ltd.	6	319
Link REIT	85	592
MTR Corp. Ltd.	65	296
New World Development Co. Ltd.	63	179
Power Assets Holdings Ltd.	58	288
Sino Land Co. Ltd.	148	195
SITC International Holdings Co. Ltd.	55	101
Sun Hung Kai Properties Ltd.	59	651
Swire Pacific Ltd., Class A	20	149
Swire Properties Ltd.	49	105
Techtronic Industries Co. Ltd.	56	534
WH Group Ltd. (e)	339	213
Wharf Real Estate Investment Co. Ltd.	67	304
Xinyi Glass Holdings Ltd.	80	116

		14,798

Ireland — 0.8%
AerCap Holdings NV (a)	38	1,603
CRH plc	24	757
DCC plc	28	1,442
Experian plc	258	7,564
Flutter Entertainment plc (a)	5	562
James Hardie Industries plc	18	360
Kerry Group plc, Class A	69	6,152
Kingspan Group plc	43	1,958
Smurfit Kappa Group plc	8	215

		20,613

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Common Stocks — continued
Italy — 3.1%
Amplifon SpA	4	104
Assicurazioni Generali SpA	317	4,327
Atlantia SpA	139	3,074
Bio On Spa (a) (bb) (cc)	1	—
Davide Campari-Milano NV	17	148
DiaSorin SpA	1	91
Enel SpA	2,690	11,032
Eni SpA	1,018	10,820
Ferrari NV	100	18,524
FinecoBank Banca Fineco SpA	174	2,146
Infrastrutture Wireless Italiane SpA (e)	11	95
Intesa Sanpaolo SpA	4,714	7,792
Mediobanca Banca di Credito Finanziario SpA	173	1,351
Moncler SpA	174	7,110
Nexi SpA (a) (e)	16	129
Poste Italiane SpA (e)	150	1,133
Prysmian SpA	72	2,049
Recordati Industria Chimica e Farmaceutica SpA	45	1,648
Snam SpA	684	2,764
Telecom Italia SpA (a)	308	57
Terna - Rete Elettrica Nazionale	467	2,842
UniCredit SpA	592	5,991

		83,227

Japan — 6.3%
Capcom Co. Ltd.	201	5,061
Casio Computer Co. Ltd.	168	1,476
COLOPL, Inc.	67	314
DeNA Co. Ltd.	97	1,224
GungHo Online Entertainment, Inc.	52	799
Koei Tecmo Holdings Co. Ltd.	134	2,209
Konami Group Corp.	107	4,931
Mixi, Inc.	45	708
Nexon Co. Ltd.	565	9,988
Nikon Corp.	273	2,583
Nintendo Co. Ltd.	1,260	50,821
Panasonic Holdings Corp.	1,989	13,965
Sharp Corp.	221	1,315
Sony Group Corp.	1,136	73,149
Square Enix Holdings Co. Ltd.	98	4,220
Tamron Co. Ltd.	15	293

		173,056

Jordan — 0.0% (g)
Hikma Pharmaceuticals plc	72	1,082

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Luxembourg — 0.2%
ArcelorMittal SA	253	5,040
Aroundtown SA	34	74
Eurofins Scientific SE	4	239
Tenaris SA	14	187

		5,540

Macau — 0.0% (g)
Sands China Ltd. (a)	98	244

Netherlands — 7.6%
ABN AMRO Bank NV, CVA, GDR (e)	122	1,091
Adyen NV (a) (e)	1	851
Aegon NV	511	2,032
Akzo Nobel NV	6	321
Argenx SE (a)	2	598
ASM International NV	40	8,871
ASML Holding NV	337	139,598
Euronext NV (e)	24	1,546
EXOR NV	31	1,982
Heineken Holding NV	3	206
Heineken NV	8	690
IMCD NV	16	1,896
ING Groep NV	1,115	9,553
JDE Peet’s NV	44	1,301
Just Eat Takeaway.com NV (a) (e)	6	94
Koninklijke Ahold Delhaize NV	32	820
Koninklijke DSM NV	5	607
Koninklijke KPN NV	101	273
Koninklijke Philips NV	28	431
NN Group NV	80	3,096
OCI NV	3	120
Prosus NV (a)	26	1,329
QIAGEN NV (a)	7	295
Randstad NV	34	1,453
Stellantis NV	1,747	20,642
Universal Music Group NV	22	419
Wolters Kluwer NV	74	7,173

		207,288

New Zealand — 0.0% (g)
Auckland International Airport Ltd. (a)	49	197
Fisher & Paykel Healthcare Corp. Ltd.	24	252
Mercury NZ Ltd.	28	89
Meridian Energy Ltd.	50	134
Spark New Zealand Ltd.	72	201
Xero Ltd. (a)	6	264

		1,137

Norway — 1.1%
Adevinta ASA, Class B (a)	9	55
Aker BP ASA	10	274

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Norway — continued
DNB Bank ASA	265	4,211
Equinor ASA	394	12,999
Gjensidige Forsikring ASA	57	986
Kongsberg Gruppen ASA	25	762
Mowi ASA	180	2,290
Norsk Hydro ASA	645	3,463
Orkla ASA	324	2,357
Salmar ASA	26	863
Telenor ASA	22	199
Yara International ASA	5	185

		28,644

Portugal — 0.2%
EDP—Energias de Portugal SA	911	3,956
Galp Energia SGPS SA	203	1,949
Jeronimo Martins SGPS SA	9	171

		6,076

Singapore — 0.3%
CapitaLand Integrated Commercial Trust	206	275
Capitaland Investment Ltd.	103	249
CapLand Ascendas REIT	129	241
City Developments Ltd.	16	83
DBS Group Holdings Ltd.	73	1,686
Genting Singapore Ltd.	244	132
Grab Holdings Ltd., Class A (a)	54	143
Keppel Corp. Ltd.	57	275
Mapletree Logistics Trust	132	143
Mapletree Pan Asia Commercial Trust	88	105
Oversea-Chinese Banking Corp. Ltd.	136	1,114
Sea Ltd., ADR (a)	15	828
Singapore Airlines Ltd. (a)	55	193
Singapore Exchange Ltd.	32	211
Singapore Technologies Engineering Ltd.	60	149
Singapore Telecommunications Ltd.	331	612
United Overseas Bank Ltd.	48	862
UOL Group Ltd.	20	91
Venture Corp. Ltd.	13	143
Wilmar International Ltd.	76	202

		7,737

South Korea — 1.6%
Samsung Electronics Co. Ltd.	578	21,227
Samsung Electronics Co. Ltd. (Registered), GDR	25	22,516

		43,743

Spain — 2.5%
Acciona SA	9	1,527
ACS Actividades de Construccion y Servicios SA	65	1,462
Aena SME SA (a) (e)	21	2,187
Amadeus IT Group SA (a)	14	648

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Spain — continued
Banco Bilbao Vizcaya Argentaria SA	1,903	8,536
Banco Santander SA	4,876	11,346
CaixaBank SA	1,268	4,084
Cellnex Telecom SA (e)	17	522
EDP Renovaveis SA	94	1,939
Enagas SA	62	954
Endesa SA	111	1,669
Ferrovial SA	136	3,082
Grifols SA (a)	10	87
Iberdrola SA	1,979	18,451
Industria de Diseno Textil SA	34	698
Naturgy Energy Group SA	52	1,192
Red Electrica Corp. SA	104	1,592
Repsol SA	586	6,734
Siemens Gamesa Renewable Energy SA (a)	67	1,175
Telefonica SA	163	539

		68,424

Sweden — 2.9%
Alfa Laval AB	81	2,007
Assa Abloy AB, Class B	281	5,265
Atlas Copco AB, Class A	754	7,007
Atlas Copco AB, Class B	438	3,631
Boliden AB	131	4,044
Electrolux AB, Class B	6	67
Embracer Group AB, Class B (a)	20	116
Epiroc AB, Class A	185	2,644
Epiroc AB, Class B	110	1,383
EQT AB	85	1,651
Essity AB, Class B	19	372
Evolution AB (e)	6	445
Fastighets AB Balder, Class B (a)	20	80
Getinge AB, Class B	7	117
H & M Hennes & Mauritz AB, Class B	22	208
Hexagon AB, Class B	59	556
Holmen AB, Class B	3	110
Husqvarna AB, Class B	119	659
Industrivarden AB, Class A	37	744
Industrivarden AB, Class C	45	892
Indutrade AB	77	1,247
Investment AB Latour, Class B	41	681
Investor AB, Class A	142	2,177
Investor AB, Class B	520	7,588
Kinnevik AB, Class B (a)	70	920
L E Lundbergforetagen AB, Class B	22	786
Lifco AB, Class B	66	913
Nibe Industrier AB, Class B	425	3,794
Sagax AB, Class B	6	96

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
Sweden — continued
Sandvik AB	299		4,077
Securitas AB, Class B	90		626
Skandinaviska Enskilda Banken AB, Class A	464		4,426
Skanska AB, Class B	94		1,176
SKF AB, Class B	108		1,446
Svenska Cellulosa AB SCA, Class B	18		233
Svenska Handelsbanken AB, Class A	417		3,420
Swedbank AB, Class A	261		3,426
Swedish Match AB	47		464
Swedish Orphan Biovitrum AB (a)	5		103
Tele2 AB, Class B	18		151
Telefonaktiebolaget LM Ericsson, Class B	89		521
Telia Co. AB	80		229
Volvo AB, Class A	56		828
Volvo AB, Class B	423		5,985
Volvo Car AB, Class B (a)	473		2,054

			79,365

Switzerland — 21.6%
ABB Ltd. (Registered)	461		11,901
Adecco Group AG (Registered)	45		1,238
Alcon, Inc.	15		891
Bachem Holding AG, Class B	1		63
Baloise Holding AG (Registered)	13		1,667
Barry Callebaut AG (Registered)	3		4,726
Chocoladefabriken Lindt & Spruengli AG	1		7,287
Chocoladefabriken Lindt & Spruengli AG (Registered)	—	(h)	7,569
Cie Financiere Richemont SA (Registered), Class A	443		41,851
Clariant AG (Registered) (a)	7		107
Coca-Cola HBC AG	7		138
Credit Suisse Group AG (Registered)	757		2,995
EMS-Chemie Holding AG (Registered)	—	(h)	131
Geberit AG (Registered)	10		4,315
Givaudan SA (Registered)	—	(h)	864
Glencore plc	4,723		24,822
Holcim AG (a)	17		705
Julius Baer Group Ltd.	63		2,764
Kuehne + Nagel International AG (Registered)	15		3,107
Logitech International SA (Registered)	5		238
Lonza Group AG (Registered)	2		1,122
Nestle SA (Registered)	1,979		214,004
Novartis AG (Registered)	936		71,395
Partners Group Holding AG	6		5,220
Roche Holding AG	316		103,520
Schindler Holding AG	11		1,768
Schindler Holding AG (Registered)	7		994
SGS SA (Registered)	2		3,826
SIG Group AG (a)	9		191

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Switzerland — continued
Sika AG (Registered)	4	902
Sonova Holding AG (Registered)	2	364
STMicroelectronics NV	566	17,575
Straumann Holding AG (Registered)	3	316
Swatch Group AG (The)	25	5,528
Swatch Group AG (The) (Registered)	45	1,872
Swiss Life Holding AG (Registered)	9	3,974
Swiss Prime Site AG (Registered)	2	184
Swiss Re AG	86	6,354
Swisscom AG (Registered)	1	384
Temenos AG (Registered)	2	127
UBS Group AG (Registered)	1,004	14,562
VAT Group AG (e)	8	1,534
Zurich Insurance Group AG	43	17,116

		590,211

United Arab Emirates — 0.0%
NMC Health plc (a) (bb) (cc)	16	—

United Kingdom — 15.7%
3i Group plc	278	3,337
abrdn plc	517	791
Admiral Group plc	52	1,105
Anglo American plc	609	18,284
Ashtead Group plc	124	5,587
Associated British Foods plc	155	2,173
AstraZeneca plc	671	73,735
Auto Trader Group plc (e)	30	170
AVEVA Group plc	4	132
Aviva plc	808	3,464
BAE Systems plc	886	7,781
Barclays plc	4,774	7,596
Barratt Developments plc	32	122
Berkeley Group Holdings plc	3	122
BP plc	7,792	37,235
British American Tobacco plc	66	2,374
British Land Co. plc (The)	26	103
BT Group plc	212	285
Bunzl plc	95	2,896
Burberry Group plc	337	6,732
CNH Industrial NV	286	3,204
Coca-Cola Europacific Partners plc	6	269
Compass Group plc	55	1,099
Croda International plc	4	312
Diageo plc	70	2,959
Entain plc	18	213
Ferguson plc	60	6,245

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Common Stocks — continued
United Kingdom — continued
GSK plc	1,761	25,428
Haleon plc (a)	156	488
Halma plc	12	266
Hargreaves Lansdown plc	103	987
HSBC Holdings plc	5,735	29,697
Imperial Brands plc	28	567
Informa plc	46	265
InterContinental Hotels Group plc	6	272
Intertek Group plc	45	1,860
J Sainsbury plc	53	103
JD Sports Fashion plc	82	90
Johnson Matthey plc	6	113
Kingfisher plc	64	155
Land Securities Group plc	22	127
Legal & General Group plc	1,703	4,066
Lloyds Banking Group plc	19,866	8,979
London Stock Exchange Group plc	94	7,942
M&G plc	734	1,353
Melrose Industries plc	1,230	1,375
Mondi plc	15	227
National Grid plc	112	1,158
NatWest Group plc	1,527	3,804
Next plc	4	220
Ocado Group plc (a)	18	95
Pearson plc	21	196
Persimmon plc	10	134
Phoenix Group Holdings plc	215	1,250
Prudential plc	784	7,673
Reckitt Benckiser Group plc	22	1,458
RELX plc	540	13,199
Rentokil Initial plc	524	2,776
Rio Tinto plc	539	29,144
Rolls-Royce Holdings plc (a)	2,347	1,798
Sage Group plc (The)	31	239
Schroders plc	210	905
Segro plc	37	312
Severn Trent plc	8	200
Shell plc	3,000	74,422
Smith & Nephew plc	27	309
Smiths Group plc	105	1,754
Spirax-Sarco Engineering plc	21	2,384
SSE plc	33	561
St James’s Place plc	154	1,755
Standard Chartered plc	720	4,501
Taylor Wimpey plc	109	106
Tesco plc	230	529
Unilever plc	78	3,446

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES			VALUE ($)

Common Stocks — continued
United Kingdom — continued
United Utilities Group plc		21		205
Vodafone Group plc		819		916
Whitbread plc		6		158
WPP plc		33		276

				428,568

United States — 0.0% (g)
Bausch Health Cos., Inc. (a)		5		36
Brookfield Renewable Corp., Class A		2		82

				118

Total Common Stocks (Cost $3,099,490)				2,665,360

Preferred Stocks — 1.2%
Germany — 1.1%
Bayerische Motoren Werke AG		47		3,059
Henkel AG & Co. KGaA		6		332
Porsche Automobil Holding SE		122		6,848
Sartorius AG		1		259
Volkswagen AG		147		18,004

				28,502

South Korea — 0.1%
Samsung Electronics Co. Ltd.		101		3,267

Total Preferred Stocks (Cost $41,885)				31,769

	NUMBER OF RIGHTS
Rights — 0.0% (g)
Sweden — 0.0% (g)
Securitas AB, expiring, 11/10/2022 (a) (Cost $191)		342		143

	PRINCIPAL AMOUNT ($)
Short-Term Investments — 0.8%
Time Deposits — 0.8%
Australia & New Zealand Banking Group Ltd.,
1.14%, 10/03/2022	AUD	392		251
2.43%, 10/03/2022		1,839		1,839
Barclays SA, 2.43%, 10/03/2022		1,123		1,123
BNP Paribas SA, 1.17%, 10/03/2022	GBP	2,430		2,713
Brown Brothers Harriman,
(0.29%), 10/03/2022	CHF	2,832		2,870
0.12%, 10/03/2022	DKK	4,309		568
0.29%, 10/03/2022	EUR	—	(h)	—	(h)
0.82%, 10/03/2022	SEK	7,033		634
0.95%, 10/03/2022	HKD	1,252		159
1.00%, 10/03/2022	NZD	23		13
1.14%, 10/03/2022	AUD	—	(h)	—	(h)

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)			VALUE ($)
Short-Term Investments — continued
Time Deposits — continued
1.16%, 10/03/2022	NOK	3,076		282
1.17%, 10/03/2022	GBP	—	(h)	—	(h)
2.07%, 10/03/2022	CAD	335		242
2.43%, 10/03/2022		—	(h)	—	(h)
3.31%, 10/03/2022	SGD	117		82
4.50%, 10/03/2022	ZAR	—	(h)	—	(h)
Citibank NA,
0.29%, 10/03/2022	EUR	7,739		7,585
2.43%, 10/03/2022		475		475
Royal Bank of Canada, 2.43%, 10/03/2022		87		87
Skandinaviska Enskilda Banken AB, 2.43%, 10/03/2022		1,609		1,609
Sumitomo Mitsui Banking Corp.,
(0.40%), 10/03/2022	JPY	107,615		744
2.43%, 10/03/2022		230		230
Sumitomo Mitsui Trust Bank Ltd., 2.43%, 10/03/2022		121		121

Total Short-Term Investments (Cost $21,627)				21,627

Total Investments — 99.6% (Cost - $3,163,193) *				2,718,899
Other Assets in Excess of Liabilities — 0.4%				13,272

NET ASSETS — 100.0%				$2,732,171

Percentages indicated are based on net assets

Futures contracts outstanding as of September 30, 2022:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Amsterdam Index	10	10/2022	EUR	1,302	(46)
ASX SPI 200 Index	3	12/2022	AUD	335	(24)
Euro STOXX 50 Index	325	12/2022	EUR	10,989	(430)
FTSE 100 Index	103	12/2022	GBP	8,455	(504)
MSCI Emerging Markets Index	10	12/2022	USD	453	(17)
S&P Toronto Stock Exchange 60 Index	2	12/2022	CAD	333	(10)
SGX MSCI Singapore Index	13	10/2022	SGD	255	(1)
TOPIX Index	14	12/2022	JPY	1,810	(34)

Total unrealized appreciation (depreciation)					(1,066)

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

CVA	—	Dutch Certification
GDR	—	Global Depositary Receipt
REIT	—	Real Estate Investment Trust
(a)	—	Non-income producing security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500 shares or principal/ $500.
(bb)	—	Security has been valued using significant unobservable inputs.
(cc)	—	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
*	—	The cost of securities is substantially the same for federal income tax purposes.
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
USD	—	United States Dollar
ZAR	—	South African Rand

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Summary of Investments by Industry, September 30, 2022

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Pharmaceuticals	15.5%
Food	9.8%
Semiconductors	8.7%
Apparel	8.4%
Banks	7.6%
Oil & Gas	7.4%
Auto Manufacturers	5.0%
Insurance	4.3%
Mining	3.4%
Home Furnishings	3.3%
Electric	2.9%
Retail	2.4%
Toys/Games/Hobbies	1.9%
Commercial Services	1.7%
Aerospace/Defense	1.5%
Electrical Components & Equipments	1.4%
Software	1.3%
Miscellaneous Manufacturers	1.2%
Diversified Financial Services	1.1%
Transportation	1.0%
Engineering & Construction	1.0%
Others (Each less than 1.0%)	8.4%
Short-Term Investments	0.8%

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Funds’ valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

The Board has designated J.P. Morgan Private Investments Inc. (the “Adviser”) as the Valuation Designee, and the Adviser uses the Six Circles Funds Valuation Committee (“VC”), comprised of officers of the Funds and other personnel of the Adviser, to assist the Board with the oversight and monitoring of the valuation of the Funds’ investments. The VC oversees and carries out policies and procedures for the valuation of investments held by the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor due diligence. The VC, through the Adviser, is responsible for assessing the potential impacts to the fair values on an ongoing basis, and discussing this on at least a quarterly basis with the Board.

A market-based approach is primarily used to value the Funds’ investments for which market quotations are readily available and which are generally valued at their current market value. Other securities and assets, including securities for which market quotations are not readily available, market quotations are determined not to be reliable, or whose value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded but before a Fund’s net asset value (“NAV”) is calculated, are valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. The valuation may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment in order to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based on current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equity securities listed on a North American, Central American, South American or Caribbean (“Americas”) securities exchange are generally valued at the last sale price or official market closing price on the primary exchange on which the security is principally traded that is reported before the time when the net assets values of the Funds are calculated on a valuation date. The Funds calculate their NAV as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading.

Foreign equity securities are valued as of the close of trading on the stock exchange on which the security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Generally foreign equity securities, as well as certain derivatives with equity reference obligations, are valued by applying international fair value factors provided by approved Pricing Services.

The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated. The fair valued securities are converted at the exchange rates available at 4 p.m. Eastern time.

Fixed income securities are valued based on prices received from Pricing Services. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, Pricing Services may consider a variety of inputs and factors, including, but not limited to proprietary models that may take into account market transactions in securities with comparable characteristics, yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, underlying collateral and estimated cash flows.

Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots.

Shares of exchange-traded funds (“ETFs”) are generally valued at the last sale price on the exchange on which the ETF is principally traded. Shares of open-end investment companies are valued at their respective NAVs.

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

Exchange-traded futures contracts are generally valued on the basis of available market quotations. Forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 –   Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 –   Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Basic Materials	$48,454	$—	$—	$48,454
Communications	955,672	—	—	955,672
Consumer Cyclical	254,156	—	—	254,156
Consumer Non-cyclical	1,461,901	—	—	1,461,901
Energy	298,895	—	—	298,895
Financial	734,194	—	—	734,194
Industrial	494,927	—	—	494,927
Technology	1,499,571	—	3,274	1,502,845
Utilities	68,510	—	—	68,510

Total Common Stocks	5,816,280	—	3,274	5,819,554

Preferred Stock
Consumer Cyclical	279	—	—	279
Short-Term Investments
Time Deposits	—	46,917	—	46,917

Total Investments in Securities	$5,816,559	$46,917	$3,274	$5,866,750

Depreciation in Other Financial Instruments
Futures contracts	$(4,931)	$—	$—	$(4,931)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

Six Circles Managed Equity Portfolio International Unconstrained Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$38,457	$—	$38,457
Austria	—	7,261	—	7,261
Belgium	—	14,757	—	14,757
Canada	31,334	—	—	31,334
Chile	—	2,321	—	2,321
Denmark	—	102,410	—	102,410
Finland	—	24,989	—	24,989
France	—	443,321	—	443,321
Germany	—	240,639	—	240,639
Hong Kong	174	14,624	—	14,798
Ireland	1,603	19,010	—	20,613
Italy	—	83,227	—	83,227
Japan	—	173,056	—	173,056
Jordan	—	1,082	—	1,082
Luxembourg	—	5,540	—	5,540
Macau	—	244	—	244
Netherlands	1,982	205,306	—	207,288
New Zealand	—	1,137	—	1,137
Norway	—	28,644	—	28,644
Portugal	—	6,076	—	6,076
Singapore	971	6,766	—	7,737
South Korea	—	43,743	—	43,743
Spain	—	68,424	—	68,424
Sweden	—	79,365	—	79,365
Switzerland	—	590,211	—	590,211
United Arab Emirates	—	—	—	—
United Kingdom	757	427,811	—	428,568
United States	118	—	—	118

Total Common Stocks	36,939	2,628,421	—	2,665,360

Preferred Stocks
Germany	—	28,502	—	28,502
South Korea	—	3,267	—	3,267

Total Preferred Stocks	—	31,769	—	31,769

Right
Sweden	143	—	—	143
Short-Term Investments
Time Deposits	—	21,627	—	21,627

Total Investments in Securities	$37,082	$2,681,817	$—	$2,718,899

Depreciation in Other Financial Instruments
Futures contracts	$(1,066)	$—	$—	$(1,066)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

B. Derivatives — The Funds used derivative instruments including futures, in connection with their respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Funds can invest, to hedge portfolio investments or to generate income or gain to the Funds. Derivatives may also be used to manage duration, sector and yield curve exposures as well as credit and spread volatility.

The Funds may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Funds’ risk of loss associated with these instruments may exceed their value.

The Funds are party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Funds’ ISDA agreements, which are separately negotiated by the Sub-Advisers, with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Funds in the event the Funds’ net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Funds to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Funds often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Funds. The ISDA agreements give the Funds and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes B(1) — B(2) below describe the various derivatives used by the Funds.

(1) Futures Contracts — The Funds used index futures to gain or reduce exposure to certain countries or regions, to maintain liquidity or minimize transaction costs.

Futures contracts may provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation. Futures contracts outstanding at period end, if any, are listed after each Fund’s SOI.

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

The use of futures contracts may expose the Funds to equity price risk. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds’ credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent the liquidation of positions.

The Funds’ futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2) Forward Foreign Currency Exchange Contracts — The Funds may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Funds also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollars without the delivery of foreign currency. Forward contracts outstanding at period end, if any, are listed after each Fund’s SOI.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation/depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Funds’ forward foreign currency exchange contracts may be subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions). The Funds may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.